File Nos. 002-98772

811-04347

As filed with the Securities and Exchange Commission

ON MARCH 7, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 192	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 238	☒

GMO Trust

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant's telephone number, including area code)

with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Trust	Ropes & Gray LLP
40 Rowes Wharf	Prudential Tower
Boston, Massachusetts 02110	800 Boylston Street
Boston, Massachusetts 02199

(Name and address of agents for service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☒	On March 27, 2017 , pursuant to paragraph (b), or

☐	75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 192 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 27, 2017 as the new effective date for Post-Effective Amendment No. 191 filed pursuant to Rule 485(a) under the Securities Act on December 23, 2016. Post-Effective Amendment No. 191 was initially scheduled to become effective on March 8, 2017. This Post-Effective Amendment No. 192 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 191.

This filing relates solely to The Climate Change Fund, one of thirty-eight series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

Part A.   INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 191 to the Registration Statement on Form N-1A of GMO Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 237 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 23, 2016 (“Amendment No. 191/237”).

Part B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 191/237 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 23, 2016.

Part C.   OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 191/237 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 23, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 192 under the 1933 Act and Post-Effective Amendment No. 238 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 7th day of March, 2017.

GMO Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title: Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 192 to the GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

SHEPPARD N. BURNETT*	Chief Executive Officer; Principal Executive Officer	March 7, 2017
Sheppard N. Burnett

CARLY CUSHMAN*	Treasurer; Chief Financial Officer; Chief	March 7, 2017
Carly Cushman	Accounting Officer; Principal Financial and
Accounting Officer

PAUL BRAVERMAN*	Trustee	March 7, 2017
Paul Braverman

DONALD W. GLAZER*	Trustee	March 7, 2017
Donald W. Glazer

J.B. KITTREDGE*	Trustee	March 7, 2017
J.B. Kittredge

PETER TUFANO*	Trustee	March 7, 2017
Peter Tufano

* By:	/s/ Douglas Y. Charton
Douglas Y. Charton
Attorney-in-Fact**

**	Pursuant to Power of Attorney for each of Paul Braverman, Donald W. Glazer, J.B. Kittredge, and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 191 to the Registration Statement under the 1933 Act and Amendment No. 237 to the Registration Statement under the 1940 Act on December 23, 2016; and pursuant to Power of Attorney for each of Sheppard N. Burnett and Carly Cushman filed as Exhibit 1 herewith.

THE CLIMATE CHANGE FUND 485(b) FILING

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

1	Officer Powers of Attorney
2	Certificate of Clerk